Disaggregation of revenue	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Disaggregation of revenue	Disaggregation of revenue:
The Corporation's operations and main revenue streams are the same as those described in note 4. The Corporation's revenue is derived from contracts with customers.

In the following table, revenue is disaggregated by geographical market, by market application, and by timing of revenue recognition.
22. Disaggregation of revenue (cont'd):

	December 31,	December 31,
	2020	2019
Geographical markets
China	$54,267	$47,132
Europe	36,484	41,856
North America	9,269	13,670
Other	3,857	3,065
	$103,877	$105,723
Market application
Heavy Duty Motive	47,688	35,363
Material Handling	5,310	10,758
Back Up Power	5,602	2,982
Technology Solutions	45,277	56,620
	$103,877	$105,723
Timing of revenue recognition
Products transferred at a point in time	56,655	47,095
Products and services transferred over time	47,222	58,628
	$103,877	$105,723